Acquisitions - Business Combination (Details) - USD ($) $ in Thousands, shares in Millions	Jul. 30, 2021	Mar. 31, 2022	Dec. 31, 2021
Business Acquisition [Line Items]
Goodwill		$ 1,055,760	$ 1,055,760
Blockcap Inc [Member]
Business Acquisition [Line Items]
Equity interest acquired	100.00%
Goodwill	$ 997,519
Blockcap Inc [Member] | Developed Technology Intangibles
Business Acquisition [Line Items]
Business combination, finite-lived intangibles acquired	$ 2,800
Acquired finite-lived intangible assets, weighted average useful life	3 years
Blockcap Inc [Member] | Customer Relationships [Member]
Business Acquisition [Line Items]
Business combination, finite-lived intangibles acquired	$ 100
Blockcap Inc [Member] | Common Stock [Member]
Business Acquisition [Line Items]
Business combination, number of shares issued (in shares)	113.9
Blockcap Inc [Member] | Restricted Stock [Member]
Business Acquisition [Line Items]
Business combination, number of shares issued (in shares)	6.8
Blockcap Inc [Member] | Option on Securities [Member]
Business Acquisition [Line Items]
Business combination, number of shares issued (in shares)	7.3